EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Equity transactions - Minority shareholders (Details) - COP ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Total equity transactions	$ (22,962)	$ (76,823)
Equity attributable to owners of parent [member]
Disclosure of subsidiaries [line items]
Total equity transactions	(5,105)	(63,312)
Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Total equity transactions	(17,857)	(13,511)
Corficolombiana
Disclosure of subsidiaries [line items]
Payment of dividends on preferred shares	(22,956)	(21,823)
Corficolombiana | Equity attributable to owners of parent [member]
Disclosure of subsidiaries [line items]
Payment of dividends on preferred shares	(9,303)	(8,845)
Corficolombiana | Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Payment of dividends on preferred shares	$ (13,653)	$ (12,978)
Valora S.A. | Hoteles Estelar S. A.
Disclosure of subsidiaries [line items]
Non-controlling interests, ownership interests, shares acquired (in shares)		(55,000)
Valora S.A. | Equity attributable to owners of parent [member] | Hoteles Estelar S. A.
Disclosure of subsidiaries [line items]
Non-controlling interests, ownership interests, shares acquired (in shares)		(4,903)
Valora S.A. | Non-controlling interests [member] | Hoteles Estelar S. A.
Disclosure of subsidiaries [line items]
Non-controlling interests, ownership interests, shares acquired (in shares)		(50,097)
Grupo Aval S.A. | Equity attributable to owners of parent [member] | Banco Popular S.A.
Disclosure of subsidiaries [line items]
Non-controlling interests, ownership interests, shares acquired (in shares)	3,329
Grupo Aval S.A. | Equity attributable to owners of parent [member] | Aval Fiduciaria S.A and Aval Casa de Bolsa S.A
Disclosure of subsidiaries [line items]
Non-controlling interests, ownership interests, shares acquired (in shares)		(49,564)
Grupo Aval S.A. | Non-controlling interests [member] | Banco Popular S.A.
Disclosure of subsidiaries [line items]
Non-controlling interests, ownership interests, shares acquired (in shares)	(3,329)
Grupo Aval S.A. | Non-controlling interests [member] | Aval Fiduciaria S.A and Aval Casa de Bolsa S.A
Disclosure of subsidiaries [line items]
Non-controlling interests, ownership interests, shares acquired (in shares)		49,564
Other subsidiaries
Disclosure of subsidiaries [line items]
Non-controlling interests, ownership interests, shares acquired (in shares)	(6)
Other subsidiaries | Equity attributable to owners of parent [member]
Disclosure of subsidiaries [line items]
Non-controlling interests, ownership interests, shares acquired (in shares)	869
Other subsidiaries | Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Non-controlling interests, ownership interests, shares acquired (in shares)	(875)